Total
Government Securities Money Market Fund
GOVERNMENT SECURITIES MONEY MARKET FUND
Investment Objective
To seek current income with liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Government Securities Money Market Fund. An investor transacting in Institutional Shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset based fee for sales or distribution, may be required to pay a commission to a broker or other financial intermediary for effecting such transactions on an agency basis. Such commissions are not reflected in the tables or the example below. Shares of the Fund are available in other share classes that have different fees and expenses.

Shareholder Fees (fees paid directly from your investment): None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses - Government Securities Money Market Fund		Administrative Shares	Institutional Shares	Select Shares	Premier Shares
Management Fees		0.05%	0.05%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees		0.25%			0.50%
Other Expenses		0.39%	0.39%	0.39%	0.39%
Shareholder Servicing Fees		0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		0.71%	0.46%	0.46%	0.96%
Less Fee Waivers	[1]	(0.13%)	(0.17%)	(0.25%)	(0.70%)
Total Annual Fund Operating Expenses After Fee Waivers		0.58%	0.29%	0.21%	0.26%
[1]	Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled paid by Select and Premier Shares and 0.17% paid by Institutional Shares. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. The Distributor has contractually agreed to waive 0.45% of the Distribution/Service (12b-1) Fee paid by the Premier Shares and 0.13% paid by the Administrative Shares. Contractual waivers are in place for the period through December 31, 2020 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Government Securities Money Market Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Administrative Shares	59	214	382	870
Institutional Shares	30	130	241	563
Select Shares	22	122	233	555
Premier Shares	27	236	462	1,114

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests at least 99.5% of its total assets in cash, U.S. Government Securities or repurchase agreements collateralized by U.S. Government Securities. The Fund also invests at least 80% of its net assets in U.S. Government Securities or repurchase agreements collateralized by U.S. Government Securities. These policies will not be changed without at least 60 days prior notice to shareholders.

The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Funds, beyond what is disclosed in the footnote under the "Annual Fund Operating Expenses" table, and you should not expect that the sponsor will provide additional financial support to the Fund at any time. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund's net asset value, yield or total return are (in alphabetical order):

•	Floating Rate Notes Risk — Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed notes of the same maturity.

•	Interest Rate Risk — The value of the Fund's interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security's maturity, the greater the interest rate risk. The Fund's yield may decrease due to a decline in interest rates.

•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. If a Fund is required to sell securities quickly or at a particular time (including sales to meet redemption requests) the Fund could realize a loss.

•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund's portfolio managers will produce the desired results.

•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

•	Redemption Risk — The risk that heavy redemptions could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets, and that could affect the fund's ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money.

•	Regulatory Risk — Change in laws or regulations may materially affect a security, business, sector or market. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled "Investment Practices and Risks" in the Fund's prospectus.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1, 5 and 10 years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Prior to April 2016, the Fund was named the Cash Management Fund. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for Institutional, Select and Premier Shares will differ from the returns for Administrative Shares (which are shown in the bar chart) because of differences in the expenses of each Class.

Annual Total Returns for Administrative Shares and predecessor (Periods Ended 12/31)

Best quarter:	Worst quarter:
4Q 2018	4Q 2011
0.42%	0.00%
The performance information shown above is based on a calendar year. The Fund's total return from 1/1/19 to 9/30/19 was 1.36%.

This table shows the Fund’s average annual total returns for periods ended December 31, 2018. The Premier Class Shares commenced operations on September 17, 2012. The performance shown for periods prior to commencement of operations of the Premier Shares is that of the Administrative Shares. The Select Shares commenced operations on September 15, 2016. The performance shown for periods prior to commencement of operations of the Select Shares is that of the Institutional Shares. The shares would have substantially similar performance because shares are invested in the same portfolio of securities and the performance would have differed only to the extent that the classes do not have the same expenses.

Average Annual Total Returns for Administrative, Institutional, Premier and Select Shares and predecessors. (Periods Ended 12/31/2018)
Average Annual Total Returns - Government Securities Money Market Fund	1 Year	5 Years	10 Years
Administrative Shares	1.28%	0.32%	0.18%
Institutional Shares	1.57%	0.45%	0.28%
Premier Shares	1.60%	0.47%	0.26%
Select Shares	1.65%	0.48%	0.26%

Yield

The 7-day yield for the period ended 12/31/18 was 1.89% for Administrative Shares; 2.15% for Institutional Shares; 2.17% for Premier Shares; and 2.22% for Select Shares.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.